Operating costs (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure of operating costs

		THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	NOTE	2023	2022	2023	2022
Labour costs
Wages, salaries and related taxes and benefits		(1,116)	(1,085)	(2,218)	(2,125)
Post-employment benefit plans service cost (net of capitalized amounts)	11	(48)	(59)	(106)	(128)
Other labour costs (1)		(265)	(247)	(524)	(484)
Less:
Capitalized labour		324	283	627	543
Total labour costs		(1,105)	(1,108)	(2,221)	(2,194)
Cost of revenues (2)		(1,836)	(1,694)	(3,790)	(3,422)
Other operating costs (3)		(480)	(469)	(926)	(921)
Total operating costs		(3,421)	(3,271)	(6,937)	(6,537)
(1)Other labour costs include contractor and outsourcing costs.
(2)Cost of revenues includes costs of wireless devices and other equipment sold, network and content costs, and payments to other carriers.
(3)Other operating costs include marketing, advertising and sales commission costs, bad debt expense, taxes other than income taxes, information technology costs, professional service fees and rent.